Cover	Dec. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2022
Entity File Number	001-039840
Entity Registrant Name	OMEGA ALPHA SPAC
Entity Central Index Key	0001832010
Entity Tax Identification Number	98-1566615
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	888 Boylston Street
Entity Address, Address Line Two	Suite 1111
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
City Area Code	857
Local Phone Number	268-4429
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	OMEG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false